UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21582

Madison/Claymore Covered Call Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Nicholas Dalmaso

Madison/Claymore Covered Call Fund

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: 630-505-3700

Date	of fiscal year end: December 31

Date	of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

MADISON/CLAYMORE COVERED CALL FUND

Portfolio of Investments

September 30, 2006 (unaudited)

NUMBER OF SHARES	DESCRIPTION	VALUE
	COMMON STOCKS 101.2%
	Business Services 4.1%
100,000	Cintas Corp.	$4,083,000
80,000	First Data Corp.	3,360,000
80,000	Fiserv, Inc. (a)	3,767,200

		11,210,200

	Consumer Discretionary 25.1%
90,000	Abercrombie & Fitch Co.-Class A	6,253,200
170,000	American Eagle Outfitters, Inc.	7,451,100
285,000	Bed Bath & Beyond, Inc. (a)	10,904,100
40,200	Best Buy Co., Inc.	2,153,112
100,000	Coach, Inc. (a)	3,440,000
5,100	Family Dollar Stores, Inc.	149,124
70,000	Harley-Davidson, Inc.	4,392,500
270,000	Home Depot, Inc.	9,792,900
330,000	Lowe’s Cos., Inc.	9,259,800
64,000	Ross Stores, Inc.	1,626,240
150,000	Target Corp.	8,287,500
160,000	Williams-Sonoma, Inc.	5,182,400

		68,891,976

	Computers 2.1%
250,000	Dell, Inc. (a)	5,710,000

	Energy 2.1%
80,000	Transocean, Inc. (a)	5,858,400

	Exchange Traded Funds 3.9%
260,000	Nasdaq-100 Index Tracking Stock	10,569,000

	Financials 8.7%
55,000	Capital One Financial Corp.	4,326,300
110,000	Citigroup, Inc.	5,463,700
161,000	Countrywide Financial Corp.	5,641,440
50,000	Merrill Lynch & Co., Inc.	3,911,000
60,000	Morgan Stanley Co.	4,374,600

		23,717,040

	Health Care 20.3%
155,000	Amgen, Inc. (a)	11,087,150
120,000	Biogen Idec, Inc. (a)	5,361,600
185,000	Biomet, Inc.	5,955,150
136,200	Boston Scientific Corp. (a)	2,014,398
100,000	Community Health Systems, Inc. (a)	3,735,000
270,000	Health Management Associates, Inc.-Class A	5,643,000
140,000	Medtronic, Inc.	6,501,600
160,000	Patterson Cos., Inc. (a)	5,377,600
67,600	Pfizer, Inc.	1,917,136
49,700	Stryker Corp.	2,464,623
82,000	Zimmer Holdings, Inc. (a)	5,535,000

		55,592,257

	Industrial 5.9%
100,000	Apache Corp.	6,320,000
233,530	FLIR Systems, Inc. (a)	6,342,675
50,000	United Parcel Services Corp.-Class B	3,597,000

		16,259,675

	Insurance 2.2%
100,000	MGIC Investment Corp.	5,997,000

	Software 4.5%
292,700	Check Point Software Technologies Ltd. (Israel) (a)	5,575,935
316,000	Symantec Corp. (a)	6,724,480

		12,300,415

	Technology 22.3%
254,000	Altera Corp. (a)	4,668,520
350,000	Applied Materials, Inc.	6,205,500
340,000	Cisco Systems, Inc. (a)	7,820,000
223,400	EBAY, Inc. (a)	6,335,624
452,500	Flextronics International Ltd. (Singapore) (a)	5,719,600
8,000	Google, Inc.-Class A (a)	3,215,200
90,000	Hewlett-Packard Co.	3,302,100
382,000	Intel Corp.	7,857,740
130,000	Linear Technology Corp.	4,045,600
90,000	Maxim Integrated Products	2,526,300
300,000	Microsoft Corp.	8,199,000
52,500	Xilinx, Inc.	1,152,375

		61,047,559

	TOTAL LONG TERM INVESTMENTS 101.2%	277,153,522

	(Cost $279,266,728)
	SHORT-TERM INVESTMENTS 6.4%
	Money Market Funds 0.0%
1,267	AIM Liquid Assets Money Market Fund (Cost $1,267)	1,267

PAR VALUE
	Repurchase Agreement 5.1%
13,945,000	Morgan Stanley Co. (issued 09/29/06, yielding 4.85%; collateralized by $13,975,000 par of U.S. Treasury Notes due 04/15/10; to be sold on 10/02/06 at $13,950,636)
	(Cost $13,945,000)	13,945,000

	U.S. Government and Agencies 1.3%
3,700,000	U.S. Treasury Note (yielding 4.94%, maturity 02/01/07)	3,637,295

	(Cost $3,637,295)
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $17,583,562)	17,583,562

	TOTAL INVESTMENTS 107.6%
	(Cost $296,850,290)	294,737,084
	Liabilities in excess of other assets (0.0%)	(153,455)
	Total Value of Options Written (7.6%)	(20,697,535)

	Net Assets 100.0%	$273,886,094

Contracts (100 shares per contract)	CALL OPTIONS WRITTEN	Expiration Date	Exercise Price	Value
500	Abercrombie & Fitch Co.	November 2006	60.00	530,000
400	Abercrombie & Fitch Co.	January 2007	55.00	640,000
520	Altera Corp.	December 2006	17.50	92,300
1,720	Altera Corp.	January 2007	20.00	154,800
800	American Eagle Outfitters, Inc.	January 2007	25.00	1,540,000
900	American Eagle Outfitters, Inc.	January 2007	27.50	1,516,500
400	Amgen, Inc.	January 2007	70.00	188,000
700	Amgen, Inc.	January 2007	72.50	227,500
450	Amgen, Inc.	January 2007	75.00	94,500
275	Apache Corp.	January 2007	60.00	178,750
225	Apache Corp.	January 2007	70.00	45,000
350	Apache Corp.	January 2007	75.00	34,125
150	Apache Corp.	April 2007	65.00	81,000
2,430	Applied Materials, Inc.	January 2007	17.50	334,125
1,070	Applied Materials, Inc.	January 2007	20.00	42,800
1,850	Bed Bath & Beyond, Inc.	November 2006	37.50	351,500
300	Bed Bath & Beyond, Inc.	January 2007	37.50	88,500
200	Bed Bath & Beyond, Inc.	February 2007	40.00	40,000
402	Best Buy Co., Inc.	December 2006	47.50	309,540
950	Biogen Idec, Inc.	January 2007	45.00	287,375
250	Biogen Idec, Inc.	January 2007	50.00	23,750
200	Biomet, Inc.	October 2006	35.00	2,000
1,450	Biomet, Inc.	January 2007	35.00	134,125
362	Boston Scientific Corp.	November 2006	22.50	1,810
200	Boston Scientific Corp.	January 2007	22.50	1,500
200	Capital One Financial Corp.	January 2007	80.00	88,000
350	Capital One Financial Corp.	January 2007	85.00	80,500
500	Check Point Software Technologies Ltd. (Israel)	January 2007	17.50	123,750
1,077	Check Point Software Technologies Ltd. (Israel)	January 2007	20.00	113,085
1,150	Check Point Software Technologies Ltd. (Israel)	January 2007	22.50	40,250
400	Cintas Corp.	November 2006	40.00	71,000
600	Cintas Corp.	February 2007	40.00	166,500
1,200	Cisco Systems, Inc.	January 2007	20.00	438,000
2,200	Cisco Systems, Inc.	January 2007	22.50	390,500
300	Coach, Inc.	January 2007	27.50	234,000
700	Coach, Inc.	January 2007	30.00	399,000
526	Community Health Systems, Inc.	January 2007	40.00	77,585
151	Community Health Systems, Inc.	March 2007	40.00	27,558
1,510	Countrywide Financial Corp.	January 2007	37.50	234,050
100	Countrywide Financial Corp.	January 2007	40.00	7,750
400	Dell, Inc.	November 2006	25.00	17,000
400	Dell, Inc.	November 2006	27.50	3,000
200	Dell, Inc.	January 2007	27.50	6,500
800	Dell, Inc.	February 2007	22.50	182,000
382	EBAY, Inc.	January 2007	30.00	76,400
400	EBAY, Inc.	January 2007	35.00	27,000
1,100	EBAY, Inc.	January 2007	42.50	13,750
51	Family Dollar Stores, Inc.	October 2006	22.50	34,425
400	First Data Corp.	February 2007	42.50	110,000
400	First Data Corp.	February 2007	45.00	64,000
700	Fiserv, Inc.	January 2007	45.00	280,000
100	Fiserv, Inc.	March 2007	45.00	47,000
4,525	Flextronics International Ltd. (Singapore)	January 2007	12.50	486,437
2,335	FLIR Systems, Inc.	January 2007	27.50	496,188
80	Google, Inc.	January 2007	380.00	353,600
300	Harley-Davidson, Inc.	November 2006	55.00	258,000
400	Harley-Davidson, Inc.	January 2007	50.00	552,000
600	Hewlett-Packard Co.	January 2007	30.00	453,000
300	Hewlett-Packard Co.	January 2007	32.50	163,500
200	Health Management Associates, Inc.	November 2006	20.00	25,500
300	Home Depot, Inc.	January 2007	37.50	43,500
600	Home Depot, Inc.	February 2007	37.50	108,000
1,000	Intel Corp.	October 2006	20.00	92,500
2,320	Intel Corp.	January 2007	20.00	377,000
500	Intel Corp.	January 2007	22.50	27,500
1,200	Linear Technology Corp.	November 2006	37.50	6,000
100	Linear Technology Corp.	February 2007	35.00	9,000
1,200	Lowe’s Cos., Inc.	January 2007	32.50	42,000
300	Maxim Integrated Products	January 2007	35.00	13,500
300	Maxim Integrated Products	January 2007	40.00	3,000
300	Maxim Integrated Products	May 2007	30.00	75,000
1,400	Medtronic, Inc.	January 2007	50.00	129,500
300	Merrill Lynch & Co., Inc.	January 2007	70.00	300,000
200	Merrill Lynch & Co., Inc.	January 2007	75.00	121,000
250	MGIC Investment Corp.	January 2007	60.00	87,500
600	Microsoft Corp.	January 2007	22.00	339,000
700	Microsoft Corp.	January 2007	22.50	360,500
1,700	Microsoft Corp.	January 2007	24.50	569,500
250	Morgan Stanley Co.	January 2007	65.00	237,500
139	Morgan Stanley Co.	January 2007	70.00	77,840
211	Morgan Stanley Co.	April 2007	70.00	154,030
2,600	Nasdaq-100 Index Tracking Stock	October 2006	38.00	741,000
390	Patterson Cos., Inc.	October 2006	35.00	9,750
10	Patterson Cos., Inc.	October 2006	40.00	50
800	Patterson Cos., Inc.	January 2007	35.00	110,000
676	Pfizer, Inc.	January 2007	25.00	253,500
98	Ross Stores, Inc.	November 2006	30.00	980
300	Ross Stores, Inc.	February 2007	27.50	33,000
497	Stryker Corp.	December 2006	45.00	278,320
3,160	Symantec Corp.	January 2007	20.00	766,300
900	Target Corp.	April 2007	55.00	423,000
600	Target Corp.	April 2007	57.50	204,000
500	Transocean, Inc.	November 2006	75.00	177,500
300	Transocean, Inc.	January 2007	70.00	250,500
500	United Parcel Services Corp.	April 2007	75.00	162,500
1,285	Williams-Sonoma, Inc.	February 2007	30.00	501,150
150	Williams-Sonoma, Inc.	February 2007	32.50	36,000
165	Williams-Sonoma, Inc.	February 2007	35.00	21,450
525	Xilinx, Inc.	January 2007	25.00	40,687
820	Zimmer Holdings, Inc.	January 2007	70.00	231,650

	Total Value of Call Options Written
	(Premiums received $17,398,214)			20,495,035

	PUT OPTIONS WRITTEN
600	American Eagle Outfitters, Inc.	January 2007	22.50	4,500
400	EBAY, Inc.	January 2007	32.50	198,000

	Total Value of Put Options Written
	(Premiums received $264,040)			202,500

	TOTAL OPTIONS WRITTEN
	(Premiums received $17,662,254)			$20,697,535

(a)	Non-income producing security.

See previously submitted notes to financial statements for the period ending June 30, 2006.

Country Allocation*
United States	96.2%
Singapore	1.9%
Israel	1.9%

*	Based on Total Investments (which excludes Value of Options Written). Subject to change daily.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison/Claymore Covered Call Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date: November 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date: November 15, 2006

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date: November 15, 2006